RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Due to related parties	$ 108,341	$ 255,826
Director [Member]
Due to related parties	97,856	243,207
Delrand Resources Limited [Member]
Due to related parties	10,485	10,485
Loncor Resources Inc. [Member]
Due to related parties	$ 156,830	$ 145,325